SUMMARY OF CHANGES IN WARRANTS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period | shares	8,000,000
Number of RSUs outstanding, Ending of the period | shares	19,800,000	8,000,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	8,574,798	7,916,797
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 0.63	$ 5.08
Warrants, Issued	16,270,000	8,320,000
Weighted Average Exercise Price, Issued	$ 0.22	$ 0.50
Warrants, Expired	(3,800,000)	(7,661,999)
Weighted Average Exercise Price, Expired	$ 0.0001	$ 5.89
Number of RSUs outstanding, Ending of the period	21,044,798	8,574,798
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 0.51	$ 0.63